CONTRACT ACCOUNTING (Tables)	12 Months Ended
Dec. 31, 2021
Contractors [Abstract]
Schedule of contract billings

	2021	2020
Costs and estimated earnings recognized	$5,266,930	$4,152,850
Less: Billings or cash received	(5,263,481)	(4,050,392)
Contract Assets	$3,449	$102,458

Contract Liabilities

Contract liabilities on uncompleted contracts represent billings and/or cash received that exceed accumulated revenues recognized on uncompleted contracts accounted for under the percentage of completion contract method.

At December 31, 2021 and 2020, contract liabilities on uncompleted contracts consisted of the following:

	2021	2020
Billings and/or cash receipts on uncompleted contracts	$4,473,726	$2,978,007
Less: Costs and estimated earnings recognized	(3,041,088)	(2,268,454)
Contract Liabilities	$1,232,638	$709,553